Wireless Licenses, Goodwill and Other Intangible Assets - Amortization Expense for Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for other intangible assets	$ 2,213	$ 1,701	$ 1,694